Goodwill - Reconciliation of Goodwill (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balance		$ 110,479
Goodwill ending balance		117,908	$ 110,479
Carrying amount		117,908	110,479
Acquisition cost [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balance		112,637	119,302
Effect of movements in foreign exchange		7,634	(7,082)
Transfers (to)/from other assets categories	[1]	(164)	(7)
Hyperinflation monetary adjustments		169	425
Goodwill ending balance		120,276	112,637
Carrying amount		120,276	112,637
Impairment losses [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balance		(2,158)	(2,259)
Effect of movements in foreign exchange		(209)	101
Goodwill ending balance		(2,368)	(2,158)
Carrying amount		$ (2,368)	$ (2,158)

[1]	The transfer (to)/from other asset categories relates mainly to the separate presentation in the statement of financial position of goodwill held for sale in accordance with IFRS 5 Non-current assets held for sale and discontinued operations.